Investments in Film (Details) - Schedule of Investments in Film - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investments in Film [Abstract]
Investments in film- current	$ 885,800	$ 885,824
Investments in film- non current	535,857
Total of Investments in Film	$ 1,421,657	$ 885,824